REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Effect on Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income/ (loss)	$ (641.4)	$ 265.9	$ 870.7
Foreign currency translation adjustment	(83.2)	(1,114.6)	105.3
Total comprehensive loss	1,704.0	(951.2)	976.0
Total comprehensive loss attributable to Nebius Group N.V.	$ 1,704.0	(916.2)	$ 844.3
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income/ (loss)		271.7
Foreign currency translation adjustment		(1,112.4)
Total comprehensive loss		(943.2)
Total comprehensive loss attributable to Nebius Group N.V.		(908.2)
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income/ (loss)		(5.8)
Foreign currency translation adjustment		(2.2)
Total comprehensive loss		(8.0)
Total comprehensive loss attributable to Nebius Group N.V.		$ (8.0)